8. Derivative Liabilities - Derivative Liabilities (Details) - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Fair value at the commitment date - convertible debt	$ 4,892,234		$ 4,892,234
Fair value at the commitment date - warrants	677,214		677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(214,769)		(214,769)
Fair value mark to market adjustment - stock options	(25,614)		(25,614)
Fair value mark to market adjustment - convertible debt	6,780,996		(663,602)
Fair value mark to market adjustment - warrants	(123,447)		(13,701)
Totals	$ 12,009,481		$ 4,651,762
Quarter One Report [Member]
Fair value at the commitment date - convertible debt		$ 4,892,234
Fair value at the commitment date - warrants		677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability		(214,769)
Fair value mark to market adjustment - stock options		(25,614)
Fair value mark to market adjustment - convertible debt		(668,189)
Fair value mark to market adjustment - warrants		(13,701)
Totals		$ 4,647,175